Current Assets - Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Current Assets - Inventories [Abstract]
Schedule of Inventories
	Consolidated		Consolidated
	As of December 31,	As of December 31,	As of December 31,
	2023	2022	2023
	AUD$	AUD$	$

Finished goods - at cost	621,562	345,865	425,149
Raw materials- at cost	776,575	518,217	531,177
Accrual for slow inventory	(31,502)	(25,424)	(21,547)
	1,366,635	838,658	934,779